                               SEMI-ANNUAL REPORT





                                [HARTFORD LOGO]
                                    HARTFORD
                                    LEADERS

                    suite of tax-deferred variable annuities





                        HARTFORD LIFE INSURANCE COMPANY
                   HARTFORD LIFE & ANNUITY INSURANCE COMPANY
                                 JUNE 30, 2002

 HARTFORD MONEY MARKET HLS FUND, INC.

 STATEMENT OF NET ASSETS
 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
COMMERCIAL PAPER -- 27.9%
$  20,000   Abbey National North America
              2.09% due 11/04/02..............................  $   19,854
   15,000   Bradford & Bingley Building PLC
              1.96% due 08/02/02..............................      14,974
   21,000   Cargill, Inc.
              1.92% due 08/12/02..............................      20,953
   10,000   Caterpillar Financial Services, Inc.
              1.91% due 07/11/02..............................       9,995
    3,000   Caterpillar Financial Services, Inc.
              1.94% due 08/06/02..............................       2,994
   21,000   Diageo Capital PLC
              2.86% due 03/18/03..............................      20,566
   50,000   Federal Home Loan Bank
              1.76% due 07/31/02..............................      49,927
   30,000   Federal National Mortgage Association
              1.76% due 07/17/02..............................      29,977
   21,500   Federal National Mortgage Association
              1.88% due 08/07/02..............................      21,458
   17,100   Freddie Mac
              1.715% due 08/09/02.............................      17,068
   20,900   Freddie Mac
              1.715% due 08/15/02.............................      20,855
   22,000   Freddie Mac
              1.87% due 08/02/02..............................      21,963
   31,500   Gannett Co., Inc.
              1.77% due 07/08/02..............................      31,489
   15,000   Goldman Sachs Group, Inc. (The)
              1.92% due 08/13/02..............................      14,966
   15,500   Goldman Sachs Group, Inc. (The)
              1.94% due 08/05/02..............................      15,471
   34,000   Halifax PLC
              1.84% due 07/25/02..............................      33,958
   43,000   Johnson & Johnson
              1.77% due 07/18/02..............................      42,964
   22,000   Lehman Brothers Holdings, Inc.
              1.91% due 07/12/02..............................      21,987
   32,000   Lehman Brothers Holdings, Inc.
              2.01% due 08/21/02..............................      31,909
   23,000   Nationwide Building Soceity
              1.94% due 08/09/02..............................      22,952
   25,000   Nestle Capital Corp.
              1.93% due 08/07/02..............................      24,950
   22,000   Nordea North America, Inc.
              2.53% due 12/11/02..............................      21,748
   21,000   Svenska Handelsbanken, Inc.
              2.23% due 09/25/02..............................      20,888
   15,000   Swedbank
              2.04% due 09/30/02..............................      14,923
   28,000   Swedbank
              2.53% due 12/13/02..............................      27,675
   20,000   UBS Finance (Deleware), Inc.
              2.07% due 09/04/02..............................      19,925
   32,000   Washington Post Co.
              1.92% due 08/06/02..............................      31,939
                                                                ----------

                                                                   628,328
                                                                ----------

            Total commercial paper............................  $  628,328
                                                                ==========


PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- 59.1%
$  30,000   Abbey National North America
              1.78% due 08/19/02..............................  $   29,927
    9,000   Abbott Laboratories
              1.75% due 08/02/02..............................       8,986
   44,750   Abbott Laboratories
              1.76% due 07/10/02..............................      44,730
   50,000   American Express Credit Corp.
              1.75% due 08/27/02..............................      49,861
   40,000   Bradford & Bingley Building PLC
              1.93% due 10/17/02..............................      39,768
   36,000   Bristol-Myers Squibb Co.
              1.75% due 07/29/02..............................      35,951
   10,000   Caterpillar Financial Services, Inc.
              1.75% due 08/19/02..............................       9,976
   27,000   Caterpillar Financial Services, Inc.
              1.78% due 07/22/02..............................      26,972
    7,000   Coca-Cola Co. (The)
              1.75% due 07/08/02..............................       6,998
   25,000   Emerson Electric Co.
              1.76% due 08/23/02..............................      24,935
   22,000   Gannett Co., Inc.
              1.77% due 08/20/02..............................      21,946
   21,500   General Electric Capital Corp.
              5.375% due 01/15/03.............................      21,838
   32,000   General Electric Capital Corp.
              7.00% due 02/03/03..............................      32,781
   15,000   Gillette Co. (The)
              1.75% due 09/06/02..............................      14,951
   20,000   Goldman Sachs Group, Inc. (The)
              2.053% due 11/21/02.............................      20,012
    3,000   Goldman Sachs Group, Inc. (The)
              2.083% due 08/21/02.............................       3,001
   11,500   Halifax PLC
              1.79% due 07/03/02..............................      11,499
  @27,000   Honda Motor Corp.
              2.015% due 01/13/03.............................      27,005
  @23,000   Honda Motor Corp.
              2.04% due 10/09/02..............................      23,000
   40,000   International Lease Finance
              1.81% due 08/14/02..............................      39,912
   10,000   Johnson & Johnson
              1.77% due 08/14/02..............................       9,978
   41,500   Key Bank N.A.
              2.00% due 02/07/03..............................      41,533
   29,000   Merrill Lynch & Co., Inc.
              2.079% due 10/21/02.............................      29,020
   32,000   Morgan (J.P.) Chase & Co.
              2.006% due 03/06/03.............................      32,032
   17,000   Morgan (J.P.) Chase & Co.
              2.02% due 02/20/03..............................      17,019

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND, INC.

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
$  10,000   Morgan (J.P.) Chase & Co., Inc.
              2.046% due 01/30/03.............................  $   10,010
   13,000   Morgan Stanley Dean Witter & Co.
              2.06% due 10/15/02..............................      13,005
   40,000   Morgan Stanley Dean Witter & Co...................
              2.103% due 02/21/03                                   40,069
  @20,000   Nationwide Building Society
              1.84% due 02/14/03..............................      20,000
   28,000   Nordea North America, Inc.
              1.78% due 07/08/02..............................      27,990
   25,000   Old Line Funding Corp.
              1.78% due 07/02/02..............................      24,999
   21,000   Old Line Funding Corp.
              1.79% due 08/15/02..............................      20,953
   10,000   Pfizer, Inc.
              1.75% due 07/24/02..............................       9,989
   42,000   Province of Quebec
              1.92% due 11/01/02..............................      41,724
  @32,000   SBC Communications, Inc.
              1.857% due 03/14/03.............................      32,000
    6,000   Salomon Smith Barney Holdings
              2.08% due 07/24/02..............................       6,001
   54,000   Salomon Smith Barney Holdings
              1.78% due 09/16/02..............................      53,795
    9,000   Sara Lee Corp.
              1.82% due 07/25/02..............................       8,989
   10,000   Sara Lee Corp.
              1.83% due 07/24/02..............................       9,988
   14,000   Sara Lee Corp.
              1.83% due 07/29/02..............................      13,980
   60,000   State Street Corp.
              1.76% due 09/03/02..............................      59,812
   20,000   Svenska Handelsbanken, Inc.
              1.77% due 08/29/02..............................      19,942
   30,000   Toronto-Dominion Holdings Corp.
              1.82% due 10/07/02..............................      29,851
   43,000   Toyota Motor Credit Corp.
            1.92% due 10/11/02................................      42,998
   21,000   US Bancorp
              2.113% due 11/01/02.............................      21,018
   43,000   Unilever
              2.06% due 10/24/02..............................      43,019
   49,000   Wal-Mart Stores
              1.75% due 07/23/02..............................      48,948
   17,000   Washington Post Co.
              1.78% due 09/09/02..............................      16,941
   12,000   Wells Fargo & Co.
              1.77% due 07/22/02..............................      11,988
   42,000   Wells Fargo & Co.
              1.77% due 08/26/02..............................      41,884
   15,500   Wyeth
              1.88% due 07/16/02..............................      15,488
   21,000   Wyeth
              1.90% due 07/15/02..............................      20,984
                                                                ----------

                                                                 1,329,996
                                                                ----------

            Total corporate notes.............................  $1,329,996
                                                                ==========

REPURCHASE AGREEMENT -- 7.8%
$ 175,923   Joint Repurchase Agreement
              (See Note 2(d))
              1.905% due 07/01/02.............................  $  175,923
                                                                ----------

            Total repurchase agreement........................  $  175,923
                                                                ==========



DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
  $628,328)............................    27.9%  $  628,328
Total corporate notes (cost
  $1,329,996)..........................    59.1    1,329,996
Total short-term securities (cost
  $175,923)............................     7.8      175,923
                                         ------   ----------

Total investment in securities
  (total cost $2,134,247)..............    94.8    2,134,247
Cash, receivables and other assets.....     5.3      119,298
Payable for fund shares redeemed.......     0.0         (428)
Dividends payable......................    (0.1)      (2,399)
Other liabilities......................     0.0          (24)
                                         ------   ----------

Net assets.............................   100.0%  $2,250,694
                                         ======   ==========



SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.10 per share;
  4,000,000 shares authorized; 2,250,694 shares
  outstanding..................................  $  225,068
Capital surplus................................   2,025,626
                                                 ----------
Net assets.....................................  $2,250,694
                                                 ==========


Class IA
  Shares of beneficial interest outstanding,
    $0.10 par value 3,000,000 shares authorized
      (Net assets $2,053,113)...................  2,053,113
                                                  =========
  Net asset value...............................      $1.00
                                                  =========
Class IB
  Shares of beneficial interest outstanding,
    $0.10 par value 1,000,000 shares authorized
      (Net assets $197,581).....................    197,581
                                                  =========
                                                      $1.00
                                                  =========


    @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the market value of these securities amounted to $102,005 or 4.5% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND, INC.

 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                               MONEY MARKET
                                                              HLS FUND, INC.
                                                              --------------
INVESTMENT INCOME:
  Interest..................................................     $21,221
                                                                 -------
    Total investment income, net............................      21,221
                                                                 -------
EXPENSES:
  Investment advisory fees..................................       2,513
  Administrative services fees..............................       2,010
  Accounting services.......................................         201
  Custodian fees, gross.....................................           1
  Board of Directors fees...................................           4
  Distribution Fees -- Class IB.............................         186
  Other expenses............................................         106
                                                                 -------
    Total expenses, (before waivers)........................       5,021
  Distribution Fees -- Class IB waived......................          37
                                                                 -------
    Total expenses net......................................       4,984
                                                                 -------
  Net investment income.....................................      16,237
                                                                 -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on security transactions................          80
                                                                 -------
  Net realized and unrealized gain on investments...........          80
                                                                 -------
  Net increase in net assets resulting from operations......     $16,317
                                                                 =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                               MONEY MARKET
                                                              HLS FUND, INC.
                                                              --------------
OPERATIONS:
  Net investment income.....................................    $   16,237
  Net realized gain on investments..........................            80
                                                                ----------
  Net increase in net assets resulting from operations......        16,317
                                                                ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................       (15,112)
    Class IB................................................        (1,205)
                                                                ----------
  Total distributions.......................................       (16,317)
                                                                ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................       185,592
    Class IB................................................        45,453
                                                                ----------
  Net increase from capital share transactions..............       231,045
                                                                ----------
  Net increase in net assets................................       231,045
NET ASSETS:
  Beginning of period.......................................     2,019,649
                                                                ----------
  End of period.............................................    $2,250,694
                                                                ==========

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED DECEMBER 31, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                               MONEY MARKET
                                                              HLS FUND, INC.
                                                              --------------
OPERATIONS:
  Net investment income.....................................    $   60,211
  Net realized gain on investments..........................            21
                                                                ----------
  Net increase in net assets resulting from operations......        60,232
                                                                ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................       (57,052)
    Class IB................................................        (3,180)
                                                                ----------
    Total distributions.....................................       (60,232)
                                                                ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................       625,245
    Class IB................................................       115,859
                                                                ----------
  Net increase from capital share transactions..............       741,104
                                                                ----------
  Net increase in net assets................................       741,104
NET ASSETS:
  Beginning of period.......................................     1,278,545
                                                                ----------
  End of period.............................................    $2,019,649
                                                                ==========

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND, INC.

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2002 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     Hartford Money Market HLS Fund, Inc. (The Fund) is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of The Hartford HLS Mutual Funds (the "Mutual Funds").

     The Fund serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies) as well as certain qualified retirement plans. The Hartford Life Insurance Companies are affiliates of the Fund. The Fund's investment objective is to seek maximum current income consistent with liquidity and preservation of capital.

     The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions -- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation -- Short-term securities held in the Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value.

     c) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

         The Fund, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (HIMCO) has an interest in a $405,658 joint repurchase agreement dated 06/28/02 with State Street Bank, 1.905% due 07/01/02. This joint repurchase agreement is collateralized by $305,706 U.S. Treasury Bonds 6.25% - 13.25% due 05/15/14 - 08/15/23, U.S. Treasury
         Notes 5.75% due 11/15/05 and $50,008 U.S. Treasury Bills 0.00% due 11/29/02. The maturity amount for the Fund is $175,951.

     d) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by HIMCO. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2002, there are no joint trading accounts.

     e) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

--------------------------------------------------------------------------------

     f) Fund Share Valuation and Distributions to Shareholders -- Orders for the Fund's shares are executed in accordance with the investment instructions of the shareholders. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of the Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value. The Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are distributed monthly.

     g) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     h) Illiquid Securities -- The Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine the Fund's net asset value per share. The Fund may also purchase certain restricted securities, which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. As of June 30, 2002, the Fund did not hold any illiquid securities.

3.   EXPENSES:

     a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.25% per annum based on the average daily net assets of the Fund.

         Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Fund. HIMCO is a wholly-owned subsidiary of The Hartford. HIMCO determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, HIMCO regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

     b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

     c) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

     d) Expense Offset -- The Fund has entered into certain expense offset arrangements with the Custodian Bank. The amount of the Fund's expense reductions is shown on the accompanying Statement of Operations as Custodian fees expense offset.

     e) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor

 HARTFORD MONEY MARKET HLS FUND, INC.

 JUNE 30, 2002 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

        from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

         Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Board of Directors waived 0.07% of this fee until April 30, 2002. Beginning May 1, 2002 the full 0.25% was charged. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.   DISTRIBUTIONS TO SHAREHOLDERS:

     The tax character of distribution paid by the Fund during 2001 was $60,232 from ordinary income. As of December 31, 2001, the Fund's distributable earnings on a tax basis was undistributed ordinary income of $3,020.

5.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the six months ended June 30, 2002:

                                                                           CLASS IA                 CLASS IB
                                                                   ------------------------   --------------------
                                                                     SHARES       AMOUNT       SHARES     AMOUNT
                                                                   ----------   -----------   --------   ---------
        HARTFORD MONEY MARKET HLS FUND, INC.
        Shares sold..............................................   3,321,959   $ 3,321,959    153,775   $ 153,775
        Shares issued on reinvestment of distributions...........      15,044        15,044      1,207       1,207
        Shares redeemed..........................................  (3,151,411)   (3,151,411)  (109,529)   (109,529)
                                                                   ----------   -----------   --------   ---------
        Net Increase.............................................     185,592   $   625,245     45,453   $  45,453
                                                                   ==========   ===========   ========   =========

     The following information is for the year ended December 31, 2001:

                                                                           CLASS IA                 CLASS IB
                                                                   ------------------------   --------------------
                                                                     SHARES       AMOUNT       SHARES     AMOUNT
                                                                   ----------   -----------   --------   ---------
        HARTFORD MONEY MARKET HLS FUND, INC.
        Shares sold..............................................  10,370,478   $10,370,478    596,786   $ 596,786
        Shares issued on reinvestment of distributions...........      57,052        57,052      3,180       3,180
        Shares redeemed..........................................  (9,802,285)   (9,802,285)  (484,107)   (484,107)
                                                                   ----------   -----------   --------   ---------
        Net Increase.............................................     625,245   $   625,245    115,859   $ 115,859
                                                                   ==========   ===========   ========   =========

6.   HARTFORD LIFE ACQUISITION:

     On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company.

7.   FUND MERGER

     REORGANIZATION OF FORTIS MONEY MARKET SERIES (A SERIES OF HARTFORD HLS SERIES FUND II, INC.). At a special meeting of shareholders, held on April 29, 2002, shareholders of Fortis Money Market Series (the "Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series II Fund, Inc. and the Hartford HLS Mutual Funds (the "Plan"). The final shareholder voting results for the Fund were, 10,149 shares voted FOR, 304 shares voted AGAINST and 1,114 shares ABSTAINED.

--------------------------------------------------------------------------------

     Under the terms of the Plan, and pursuant to the approval by shareholders of the Fund , the assets of the Fund were acquired by the Hartford Money Market HLS Fund, Inc. on April 30, 2002. The Hartford Money Market HLS Fund, Inc. acquired the Fund's assets in exchange for the Hartford Money Market HLS Fund, Inc.'s shares, which were distributed pro rata by the Fund to the holders of its shares on April 30, 2002, in complete liquidation of the Fund. The merger was effective with the close of business of on April 30, 2002.

     The merger was accomplished by a tax free exchange as detailed below:

                                                                      CLASS IA    CLASS IB
                                                                      ---------   --------
        HARTFORD MONEY MARKET HLS FUND, INC.
        Net assets of Fortis Money Market on April 30, 2002.........    122,443        --
        Fortis Money Market shares exchanged........................     11,346        --
        Hartford Money Market shares issued.........................    122,443        --
        Net assets of Hartford Money Market immediately before the
          merger....................................................  1,794,364   166,561
        Net assets of Hartford Money Market immediately after the
          merger....................................................  1,916,807   166,561

     The Fortis Money Market Series had capital stock of $122,443.

8.   CHANGE IN INDEPENDENT AUDITORS:

     On April 30, 2002, Ernst & Young LLP replaced Arthur Andersen LLP as independent auditors of the Hartford Money Market HLS Fund, Inc. The reports of Arthur Andersen LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through April 30, 2002, there have been no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

 HARTFORD MONEY MARKET HLS FUND, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                -- SELECTED PER-SHARE DATA (3) --
                                         ----------------------------------------------------------------------------------------
                                         NET ASSET            NET               TOTAL            DIVIDENDS
                                         VALUE AT          INVESTMENT            FROM             FROM NET
                                         BEGINNING           INCOME           INVESTMENT         INVESTMENT             TOTAL
                                         OF PERIOD           (LOSS)           OPERATIONS           INCOME           DISTRIBUTIONS
                                         ---------         ----------         ----------         ----------         -------------
HARTFORD MONEY MARKET HLS FUND, INC.
   For the Six Months Ended June 30,
     2002 (Unaudited)
   Class IA.............................    1.000             0.008              0.008             (0.008)              (0.008)
   Class IB.............................    1.000             0.007              0.007             (0.007)              (0.007)
   For the Year Ended December 31, 2001
   Class IA.............................    1.000             0.038              0.038             (0.038)              (0.038)
   Class IB.............................    1.000             0.036              0.036             (0.036)              (0.036)
   For the Year Ended December 31, 2000
   Class IA.............................    1.000             0.059              0.059             (0.059)              (0.059)
   Class IB.............................    1.000             0.058              0.058             (0.058)              (0.058)
   For the Year Ended December 31, 1999
   Class IA.............................    1.000             0.070              0.070             (0.070)              (0.070)
   Class IB.............................    1.000             0.068              0.068             (0.068)              (0.068)
   For the Year Ended December 31, 1998
   Class IA.............................    1.000             0.051              0.051             (0.051)              (0.051)
   From inception April 1, 1998 through
     December 31, 1998
   Class IB.............................    1.000             0.037              0.037             (0.037)              (0.037)
   For the Year Ended December 31
     1997...............................    1.000             0.049              0.049             (0.049)              (0.049)

---------------
(1) Annualized.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      -- RATIOS AND SUPPLEMENTAL DATA --
-------------------------------------------------------------------------------
                                            RATIO OF     RATIO OF     RATIO OF
                                            EXPENSES     EXPENSES       NET
    NET ASSET              NET ASSETS      TO AVERAGE   TO AVERAGE   INVESTMENT
    VALUE AT                AT END OF      NET ASSETS   NET ASSETS     INCOME
       END      TOTAL        PERIOD          AFTER        BEFORE     TO AVERAGE
    OF PERIOD   RETURN   (000'S OMITTED)    WAIVERS      WAIVERS     NET ASSETS
    ---------   ------   ---------------   ----------   ----------   ----------
       1.000     0.79       2,053,113         0.48(1)      0.48(1)      1.63(1)
       1.000     0.70         197,581         0.68(1)      0.73(1)      1.43(1)
       1.000     3.87       1,867,520         0.48         0.48         3.58
       1.000     3.68         152,129         0.66         0.73         3.40
       1.000     6.10       1,242,275         0.48         0.48         5.91
       1.000     5.91          36,270         0.66         0.73         5.73
       1.000     4.89       1,257,436         0.47         0.47         4.81
       1.000     4.71           8,804         0.65         0.72         4.63
       1.000     5.25         872,486         0.45         0.45         5.12
       1.000     3.76(2)        2,179         0.64(1)      0.64(1)      4.81(1)
       1.000     5.31         612,480         0.44         0.44         5.21

 HARTFORD MONEY MARKET HLS FUND, INC.

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

The Board of Directors ("Board") is responsible for overall management of the Fund. The Board may exercise all powers of the Fund, except those powers which are conferred solely upon or reserved to the shareholders. The Fund's Statement of Additional Information (SAI) includes additional information about the Board and is available without charge, upon request, by calling 1-800-862-6668. The following table provides information about the members of the Board, as well as, officers of the Fund.

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                          FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS              DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN        Director      Since 1995   Ms. Coleman has served as President of       48        Ms. Coleman is a
(age 69)                                                 Saint Joseph College since 1991 and                    Director of LeMoyne
c/o Hartford Mutual Funds                                President of Cashel House, Ltd.                        College, St. Francis
P.O. Box 2999                                            (retail) since 1985.                                   Hospital and
Hartford, CT 06104-2999                                                                                         Connecticut Higher
                                                                                                                Education Student
                                                                                                                Loan Administration.
------------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                 Director      Since 2001   Mr. Hill is Partner Emeritus and a           48        None
(age 56)                                                 founding partner of TSG Capital Group,
c/o Hartford Mutual Funds                                a private equity investment firm that
P.O. Box 2999                                            serves as sponsor and lead investor in
Hartford, CT 06104-2999                                  leveraged buyouts of middle market
                                                         companies. Mr. Hill is also a Partner
                                                         of TSG Ventures L.P., a private equity
                                                         investment company that invests
                                                         primarily in minority-owned small
                                                         businesses. Mr. Hill currently serves
                                                         as Chairman of the City of Stamford,
                                                         CT Planning Board and a director of
                                                         the Stamford Cultural Development
                                                         Corporation.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM ATCHISON O'NEILL      Director      Since 1992   The Honorable William A. O'Neill             48        None
(age 71)                                                 served as Governor of the State of
c/o Hartford Mutual Funds                                Connecticut from 1980 until 1991. He
P.O. Box 2999                                            is presently retired.
Hartford, CT 06104-2999
------------------------------------------------------------------------------------------------------------------------------------
MILLARD HANDLEY PRYOR, JR.    Director      Since 1977   Mr. Pryor has served as Managing             48        Mr. Pryor is a
(age 68)                                                 Director of Pryor & Clark Company                      Director of Pryor &
c/o Hartford Mutual Funds                                (real estate investment), Hartford,                    Clark Company,
P.O. Box 2999                                            Connecticut, since June, 1992.                         Corcap, Inc.
Hartford, CT 06104-2999                                                                                         (inactive
                                                                                                                corporation),
                                                                                                                Hoosier Magnetics,
                                                                                                                Inc. (manufacturer
                                                                                                                of magnetic ferrite
                                                                                                                materials), Infodata
                                                                                                                Systems, Inc.
                                                                                                                (software company)
                                                                                                                and CompuDyne
                                                                                                                Corporation
                                                                                                                (security products
                                                                                                                and services).
------------------------------------------------------------------------------------------------------------------------------------
*Term of Office: Each director may serve until his or her successor is elected and qualifies.

 HARTFORD MONEY MARKET HLS FUND, INC.

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                          FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS              DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
JOHN KELLEY SPRINGER          Director      Since 1978   Mr. Springer currently serves as             48        Mr. Springer is a
(age 70)                                                 Chairman of Medspan, Inc. (health                      Director of Hartford
c/o Hartford Mutual Funds                                maintenance organization).                             Hospital, and CHS
P.O. Box 2999                                                                                                   Insurance Ltd.
Hartford, CT 06104-2999
------------------------------------------------------------------------------------------------------------------------------------

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

 HARTFORD MONEY MARKET HLS FUND, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**      Director and     Since 1996   Mr. Smith served as Vice Chairman of       48        Mr. Smith is a
(age 62)                    Chairman                      Hartford Financial Services Group,                   Director of
c/o Hartford Mutual Funds                                 Inc. from February 1997 to January                   Connecticut
P.O. Box 2999                                             2002, as President and Chief                         Children's Medical
Hartford, CT 06104-2999                                   Executive Officer of Hartford Life,                  Center, American
                                                          Inc. from February 1997 to January                   Counsel of Life
                                                          2002, and as President and Chief                     Insurance, and
                                                          Operating Officer of The Hartford                    Insurance
                                                          Life Insurance Companies from                        Marketplace
                                                          January 1989 to January 2002.                        Standards
                                                                                                               Association.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**     President and    Since 1999   Mr. Znamierowski currently serves as       71        None
(age 41)                    Director                      President of Hartford Investment
c/o Hartford Mutual Funds                                 Management Company ("HIMCO") and
P.O. Box 2999                                             Senior Vice President, Chief
Hartford, CT 06104-2999                                   Investment Officer and Director of
                                                          Investment Strategy for Hartford
                                                          Life, Inc. Mr. Znamierowski is also
                                                          a Managing Member and Senior Vice
                                                          President of Hartford Investment
                                                          Financial Services, LLC ("HIFSCO")
                                                          and HL Investment Advisors, LLC ("HL
                                                          Advisors").
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE FERRIS                Vice President   Since 2002   Mr. Ferris serves as Vice President       N/A        N/A
(age 46)                                                  and a director of sales and
P.O. Box 2999                                             marketing in the Investment Products
Hartford, CT 06104-2999                                   Division of Hartford Life Insurance
                                                          Company.
-----------------------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                Vice President   Since 2002   Mr. Johnson has served as Vice            N/A        N/A
(age 41)                                                  President and a director of sales
P.O. Box 2999                                             and marketing in the Investment
Hartford, CT 06104-2999                                   Products Division of Hartford Life
                                                          Insurance Company since 1999.
                                                          Previously he was with Guardian
                                                          Insurance Company in New York, New
                                                          York.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE            Vice President   Since 2000   Mr. Joyce currently serves as Senior      N/A        N/A
(age 42)                                                  Vice President and director of
c/o Hartford Mutual Funds                                 investment products management for
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously he served as Vice
                                                          President (1997-1999) and Assistant
                                                          Vice President (1994-1997) of
                                                          Hartford Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON           Vice President   Since 2000   Mr. Levenson serves as Senior Vice        N/A        N/A
(age 35)                                                  President of Hartford Life Insurance
c/o Hartford Mutual Funds                                 Company and is responsible for the
P.O. Box 2999                                             Company's mutual funds line of
Hartford, CT 06104-2999                                   business and its corporate
                                                          retirement plans line of business.
                                                          Mr. Levenson joined The Hartford in
                                                          1995. Mr. Levenson is also a senior
                                                          vice president of HIFSCO.
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD MONEY MARKET HLS FUND, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA        Vice President   Since 1996   Mr. Marra is President and Chief          N/A        N/A
(age 43)                                                  Operating Officer of Hartford Life,
c/o Hartford Mutual Funds                                 Inc. He is also a member of the
P.O. Box 2999                                             Board of Directors and a member of
Hartford, CT 06104-2999                                   the Office of the Chairman for The
                                                          Hartford Financial Services Group,
                                                          Inc., the parent company of Hartford
                                                          Life. Named President of Hartford
                                                          Life in 2001 and COO in 2000, Mr.
                                                          Marra served as Executive Vice
                                                          President and Director of Hartford
                                                          Life's Investment Products Division
                                                          from 1998 to 2000. He was head of
                                                          the company's Individual Life and
                                                          Annuities Division from 1994 to 1998
                                                          after being promoted to Senior Vice
                                                          President in 1994 and to Executive
                                                          Vice President in 1996. From 1990 to
                                                          1994, Mr. Marra was Vice President
                                                          and Director of Individual
                                                          Annuities. Mr. Marra is also a
                                                          Managing Member and Executive Vice
                                                          President of HIFSCO and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS             Vice President   Since 2000   Mr. Walters serves as Executive Vice      N/A        N/A
(age 39)                                                  President and Director of the
c/o Hartford Mutual Funds                                 Investment Products Division of
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously Mr. Walters was with
                                                          First Union Securities. Mr. Walters
                                                          is also a Managing Member and
                                                          Executive Vice President of HIFSCO
                                                          and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY            Vice             Since 2002   Ms. Fagely has been Vice President        N/A        N/A
(age 43)                    President,                    of Hartford Administrative Services
500 Bielenberg Drive        Assistant                     Company ("HASCO") since 1998. Prior
Woodbury, MN 55125          Controller and                to 1998, she was Second Vice
                            Assistant                     President of HASCO. She also has
                            Treasurer                     served as Assistant Vice President
                                                          of Hartford Life Insurance Company
                                                          since December 2001.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY          Vice             Since 1996   Mr. Jay has served as Secretary and       N/A        N/A
(age 49)                    President,                    Director, Life and Equity Accounting
c/o Hartford Mutual Funds   Controller and                and Financial Control, of Hartford
P.O. Box 2999               Treasurer                     Life Insurance Company since 1987.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD MONEY MARKET HLS FUND, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR               Vice President   Since 1996   Mr. Carr has served as Assistant          N/A        N/A
(age 47)                    and Secretary                 General Counsel since 1999, Counsel
c/o Hartford Mutual Funds                                 since November 1996 and Associate
P.O. Box 2999                                             Counsel since November 1995, of The
Hartford, CT 06104-2999                                   Hartford Financial Services Group,
                                                          Inc. Mr. Carr is also Counsel and
                                                          Assistant Secretary of HL Advisors
                                                          and HIFSCO and Assistant Secretary
                                                          of HIMCO.
-----------------------------------------------------------------------------------------------------------------------------------

 *Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.

                                [HARTFORD LOGO]

                        PRIVACY POLICY AND PRACTICES OF
                  THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                       AND ITS AFFILIATES (THE HARTFORD)

              APPLICABLE TO THE HARTFORD'S UNITED STATES CUSTOMERS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.